Derivatives and hedging activities - Credit protection sold/purchased (Details 4) - CHF (SFr) SFr in Billions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Credit protection sold/purchased
Credit protection sold	SFr (230.3)	SFr (160.3)
Credit protection purchased	213.7	148.5
Net credit protection (sold)/purchased	(16.6)	(11.8)
Other protection purchased	50.8	33.9
Fair value of credit protection sold	1.2	(0.5)
Total return swaps
Credit protection sold/purchased
Credit protection sold	(12.0)	(5.9)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(54.3)	(16.5)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(161.9)	(133.3)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(14.1)	(10.5)
Government debt securities
Credit protection sold/purchased
Credit protection sold	(13.5)	(12.8)
Credit protection purchased	12.2	11.3
Net credit protection (sold)/purchased	(1.3)	(1.5)
Other protection purchased	4.0	4.4
Fair value of credit protection sold	(0.1)	(0.1)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(216.8)	(147.5)
Credit protection purchased	201.5	137.2
Net credit protection (sold)/purchased	(15.3)	(10.3)
Other protection purchased	46.8	29.5
Fair value of credit protection sold	1.3	(0.4)
Investment grade
Credit protection sold/purchased
Credit protection sold	(163.1)	(107.1)
Credit protection purchased	151.6	99.4
Net credit protection (sold)/purchased	(11.5)	(7.7)
Other protection purchased	30.3	19.5
Fair value of credit protection sold	1.3	0.3
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(67.2)	(53.2)
Credit protection purchased	62.1	49.1
Net credit protection (sold)/purchased	(5.1)	(4.1)
Other protection purchased	20.5	14.4
Fair value of credit protection sold	(0.1)	(0.8)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(91.7)	(75.1)
Credit protection purchased	84.5	69.3
Net credit protection (sold)/purchased	(7.2)	(5.8)
Other protection purchased	18.0	15.5
Fair value of credit protection sold	1.0	0.0
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(14.4)	(10.0)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(73.6)	(61.8)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(3.7)	(3.3)
Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(13.5)	(12.8)
Credit protection purchased	12.2	11.3
Net credit protection (sold)/purchased	(1.3)	(1.5)
Other protection purchased	4.0	4.4
Fair value of credit protection sold	(0.1)	(0.1)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(78.2)	(62.3)
Credit protection purchased	72.3	58.0
Net credit protection (sold)/purchased	(5.9)	(4.3)
Other protection purchased	14.0	11.1
Fair value of credit protection sold	1.1	0.1
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(60.2)	(52.8)
Credit protection purchased	55.6	48.6
Net credit protection (sold)/purchased	(4.6)	(4.2)
Other protection purchased	10.1	10.6
Fair value of credit protection sold	0.6	0.2
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(31.5)	(22.3)
Credit protection purchased	28.9	20.7
Net credit protection (sold)/purchased	(2.6)	(1.6)
Other protection purchased	7.9	4.9
Fair value of credit protection sold	0.4	(0.2)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(138.6)	(85.2)
Credit protection purchased	129.2	79.2
Net credit protection (sold)/purchased	(9.4)	(6.0)
Other protection purchased	32.8	18.4
Fair value of credit protection sold	0.2	(0.5)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(39.9)	(6.5)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(88.3)	(71.5)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(10.4)	(7.2)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(138.6)	(85.2)
Credit protection purchased	129.2	79.2
Net credit protection (sold)/purchased	(9.4)	(6.0)
Other protection purchased	32.8	18.4
Fair value of credit protection sold	0.2	(0.5)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(102.9)	(54.3)
Credit protection purchased	96.0	50.8
Net credit protection (sold)/purchased	(6.9)	(3.5)
Other protection purchased	20.2	8.9
Fair value of credit protection sold	0.7	0.1
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(35.7)	(30.9)
Credit protection purchased	33.2	28.4
Net credit protection (sold)/purchased	(2.5)	(2.5)
Other protection purchased	12.6	9.5
Fair value of credit protection sold	(0.5)	(0.6)
Bank
Credit protection sold/purchased
Credit protection sold	(230.3)	(160.3)
Credit protection purchased	213.7	148.5
Net credit protection (sold)/purchased	(16.6)	(11.8)
Other protection purchased	50.8	33.9
Fair value of credit protection sold	1.2	(0.5)
Bank | Total return swaps
Credit protection sold/purchased
Credit protection sold	(12.0)	(5.9)
Bank | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(54.3)	(16.5)
Bank | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(161.9)	(133.3)
Bank | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(14.1)	(10.5)
Bank | Government debt securities
Credit protection sold/purchased
Credit protection sold	(13.5)	(12.8)
Credit protection purchased	12.2	11.3
Net credit protection (sold)/purchased	(1.3)	(1.5)
Other protection purchased	4.0	4.4
Fair value of credit protection sold	(0.1)	(0.1)
Bank | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(216.8)	(147.5)
Credit protection purchased	201.5	137.2
Net credit protection (sold)/purchased	(15.3)	(10.3)
Other protection purchased	46.8	29.5
Fair value of credit protection sold	1.3	(0.4)
Bank | Investment grade
Credit protection sold/purchased
Credit protection sold	(163.1)	(107.1)
Credit protection purchased	151.6	99.4
Net credit protection (sold)/purchased	(11.5)	(7.7)
Other protection purchased	30.3	19.5
Fair value of credit protection sold	1.3	0.3
Bank | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(67.2)	(53.2)
Credit protection purchased	62.1	49.1
Net credit protection (sold)/purchased	(5.1)	(4.1)
Other protection purchased	20.5	14.4
Fair value of credit protection sold	(0.1)	(0.8)
Bank | Single-name instruments
Credit protection sold/purchased
Credit protection sold	(91.7)	(75.1)
Credit protection purchased	84.5	69.3
Net credit protection (sold)/purchased	(7.2)	(5.8)
Other protection purchased	18.0	15.5
Fair value of credit protection sold	1.0	0.0
Bank | Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(14.4)	(10.0)
Bank | Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(73.6)	(61.8)
Bank | Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(3.7)	(3.3)
Bank | Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(13.5)	(12.8)
Credit protection purchased	12.2	11.3
Net credit protection (sold)/purchased	(1.3)	(1.5)
Other protection purchased	4.0	4.4
Fair value of credit protection sold	(0.1)	(0.1)
Bank | Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(78.2)	(62.3)
Credit protection purchased	72.3	58.0
Net credit protection (sold)/purchased	(5.9)	(4.3)
Other protection purchased	14.0	11.1
Fair value of credit protection sold	1.1	0.1
Bank | Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(60.2)	(52.8)
Credit protection purchased	55.6	48.6
Net credit protection (sold)/purchased	(4.6)	(4.2)
Other protection purchased	10.1	10.6
Fair value of credit protection sold	0.6	0.2
Bank | Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(31.5)	(22.3)
Credit protection purchased	28.9	20.7
Net credit protection (sold)/purchased	(2.6)	(1.6)
Other protection purchased	7.9	4.9
Fair value of credit protection sold	0.4	(0.2)
Bank | Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(138.6)	(85.2)
Credit protection purchased	129.2	79.2
Net credit protection (sold)/purchased	(9.4)	(6.0)
Other protection purchased	32.8	18.4
Fair value of credit protection sold	0.2	(0.5)
Bank | Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(39.9)	(6.5)
Bank | Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(88.3)	(71.5)
Bank | Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(10.4)	(7.2)
Bank | Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(138.6)	(85.2)
Credit protection purchased	129.2	79.2
Net credit protection (sold)/purchased	(9.4)	(6.0)
Other protection purchased	32.8	18.4
Fair value of credit protection sold	0.2	(0.5)
Bank | Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(102.9)	(54.3)
Credit protection purchased	96.0	50.8
Net credit protection (sold)/purchased	(6.9)	(3.5)
Other protection purchased	20.2	8.9
Fair value of credit protection sold	0.7	0.1
Bank | Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(35.7)	(30.9)
Credit protection purchased	33.2	28.4
Net credit protection (sold)/purchased	(2.5)	(2.5)
Other protection purchased	12.6	9.5
Fair value of credit protection sold	SFr (0.5)	SFr (0.6)